Segmented Information (Details) - Schedule of Revenue from Major Customers - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 188,555	$ 165,974
Percentage of total revenue	87.00%	79.00%
Customer A [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 56,001	$ 33,385
Percentage of total revenue	26.00%	16.00%
Customer B [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 50,697	$ 34,331
Percentage of total revenue	24.00%	17.00%
Customer C [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 18,182	$ 42,234
Percentage of total revenue	8.00%	20.00%
Customer D [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 39,770	$ 40,443
Percentage of total revenue	18.00%	19.00%
Customer E [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 23,905	$ 15,581
Percentage of total revenue	11.00%	7.00%
Henan Luoning [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 178,460	$ 162,817
Henan Luoning [Member] | Customer A [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	51,471	33,385
Henan Luoning [Member] | Customer B [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	50,697	34,331
Henan Luoning [Member] | Customer C [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	15,844	41,547
Henan Luoning [Member] | Customer D [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	39,770	40,443
Henan Luoning [Member] | Customer E [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	20,678	13,111
Guangdong [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	10,095	3,157
Guangdong [Member] | Customer A [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	4,530
Guangdong [Member] | Customer B [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue
Guangdong [Member] | Customer C [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	2,338	687
Guangdong [Member] | Customer D [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue
Guangdong [Member] | Customer E [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 3,227	$ 2,470